HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8%
	ADVERTISING & MARKETING - 0.2%
7,769	Trade Desk, Inc. (The), Class A(a)	$ 473,210

	AUTOMOTIVE - 3.4%
10,169	Rivian Automotive, Inc.(a)	157,416
42,771	Tesla, Inc.(a)	8,873,272
		9,030,688
	BEVERAGES - 2.2%
2,480	Coca-Cola Europacific Partners plc	146,791
14,662	Keurig Dr Pepper, Inc.	517,275
12,468	Monster Beverage Corporation(a)	673,397
23,811	PepsiCo, Inc.	4,340,745
		5,678,208
	BIOTECH & PHARMA - 3.6%
2,184	Alnylam Pharmaceuticals, Inc.(a)	437,499
9,291	Amgen, Inc.	2,246,098
2,452	Biogen, Inc.(a)	681,730
1,648	BioNTech S.E. - ADR	205,291
21,578	Gilead Sciences, Inc.	1,790,326
5,641	Moderna, Inc.(a)	866,345
1,736	Regeneron Pharmaceuticals, Inc.(a)	1,426,419
2,316	Seagen, Inc.(a)	468,921
4,151	Vertex Pharmaceuticals, Inc.(a)	1,307,856
		9,430,485
	CABLE & SATELLITE - 1.3%
1,773	Charter Communications, Inc., Class A(a)	634,043
75,173	Comcast Corporation, Class A	2,849,808
12,041	Sirius XM Holdings, Inc.	47,803
		3,531,654
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,487	Cintas Corporation	688,005

	DIVERSIFIED INDUSTRIALS - 0.9%
12,135	Honeywell International, Inc.	2,319,242

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	E-COMMERCE DISCRETIONARY - 4.8%
103,143	Amazon.com, Inc.(a)	$ 10,653,641
9,722	eBay, Inc.	431,365
786	MercadoLibre, Inc.(a)	1,035,995
8,875	PDD Holdings, Inc. - ADR(a)	673,613
		12,794,614
	ELECTRIC UTILITIES - 1.0%
9,048	American Electric Power Company, Inc.	823,277
5,717	Constellation Energy Corporation	448,785
17,091	Exelon Corporation	715,942
9,814	Xcel Energy, Inc.	661,856
		2,649,860
	ENTERTAINMENT CONTENT - 0.8%
12,518	Activision Blizzard, Inc.	1,071,416
4,702	Electronic Arts, Inc.	566,356
40,600	Warner Bros Discovery, Inc.(a)	613,060
		2,250,832
	FOOD - 0.8%
13,892	Kraft Heinz Company (The)	537,204
23,699	Mondelez International, Inc., Class A	1,652,294
		2,189,498
	INDUSTRIAL SUPPORT SERVICES - 0.2%
9,596	Fastenal Company	517,608

	INTERNET MEDIA & SERVICES - 9.5%
6,062	Airbnb, Inc., CLASS A(a)	754,113
56,112	Alphabet, Inc., Class A(a)	5,820,497
55,684	Alphabet, Inc., Class C(a)	5,791,136
662	Booking Holdings, Inc.(a)	1,755,895
39,398	Meta Platforms, Inc., Class A(a)	8,350,012
7,669	Netflix, Inc.(a)	2,649,486
		25,121,139
	LEISURE FACILITIES & SERVICES - 1.1%
4,811	Marriott International, Inc., Class A	798,818

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1% (Continued)
19,184	Starbucks Corporation	$ 1,997,630
		2,796,448
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,268	Align Technology, Inc.(a)	423,690
6,544	DexCom, Inc.(a)	760,282
1,380	IDEXX Laboratories, Inc.(a)	690,110
2,550	Illumina, Inc.(a)	593,003
6,042	Intuitive Surgical, Inc.(a)	1,543,549
		4,010,634
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
17,449	Baker Hughes Company	503,578

	RENEWABLE ENERGY - 0.2%
2,199	Enphase Energy, Inc.(a)	462,406

	RETAIL - CONSUMER STAPLES - 1.8%
7,626	Costco Wholesale Corporation	3,789,131
3,620	Dollar Tree, Inc.(a)	519,651
12,430	Walgreens Boots Alliance, Inc.	429,829
		4,738,611
	RETAIL - DISCRETIONARY - 0.9%
2,086	Lululemon Athletica, Inc.(a)	759,700
1,060	O'Reilly Automotive, Inc.(a)	899,919
5,808	Ross Stores, Inc.	616,403
		2,276,022
	SEMICONDUCTORS - 13.6%
27,992	Advanced Micro Devices, Inc.(a)	2,743,496
8,885	Analog Devices, Inc.	1,752,300
14,840	Applied Materials, Inc.	1,822,797
6,889	Broadcom, Inc.	4,419,569
1,223	GLOBALFOUNDRIES, Inc.(a)	88,276
73,160	Intel Corporation	2,390,137
2,448	KLA Corporation	977,168
2,379	Lam Research Corporation	1,261,155

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	SEMICONDUCTORS - 13.6% (Continued)
14,135	Marvell Technology, Inc.	$ 612,046
9,605	Microchip Technology, Inc.	804,707
19,197	Micron Technology, Inc.	1,158,347
39,213	NVIDIA Corporation	10,892,196
4,430	NXP Semiconductors N.V.	826,084
7,171	ON Semiconductor Corporation(a)	590,317
19,405	QUALCOMM, Inc.	2,475,690
15,939	Texas Instruments, Inc.	2,964,813
		35,779,098
	SOFTWARE - 15.6%
7,848	Adobe, Inc.(a)	3,024,384
1,479	ANSYS, Inc.(a)	492,211
2,331	Atlassian Corp plc, CLASS A(a)	398,997
3,648	Autodesk, Inc.(a)	759,368
4,452	Cadence Design Systems, Inc.(a)	935,321
3,484	Crowdstrike Holdings, Inc., Class A(a)	478,214
4,408	Datadog, Inc., Class A(a)	320,285
11,612	Fortinet, Inc.(a)	771,734
4,751	Intuit, Inc.	2,118,138
99,746	Microsoft Corporation	28,756,771
4,777	Palo Alto Networks, Inc.(a)	954,158
2,566	Synopsys, Inc.(a)	991,118
3,373	Workday, Inc., Class A(a)	696,659
3,818	Zoom Video Communications, Inc., Class A(a)	281,921
1,254	Zscaler, Inc.(a)	146,505
		41,125,784
	TECHNOLOGY HARDWARE - 15.3%
223,971	Apple, Inc.	36,932,818
66,498	Cisco Systems, Inc.	3,476,183
		40,409,001
	TECHNOLOGY SERVICES - 2.0%
7,365	Automatic Data Processing, Inc.	1,639,670
9,517	Cognizant Technology Solutions Corporation, Class A	579,871
7,193	CoStar Group, Inc.(a)	495,238

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
5,557	Paychex, Inc.	$ 636,777
20,409	PayPal Holdings, Inc.(a)	1,549,859
2,708	Verisk Analytics, Inc.	519,557
		5,420,972
	TELECOMMUNICATIONS - 0.6%
11,033	T-Mobile US, Inc.(a)	1,598,020

	TRANSPORTATION & LOGISTICS - 0.6%
37,160	CSX Corporation	1,112,571
1,698	Old Dominion Freight Line, Inc.	578,746
		1,691,317
	TRANSPORTATION EQUIPMENT - 0.2%
8,076	PACCAR, Inc.	591,163

	WHOLESALE - DISCRETIONARY - 0.2%
7,428	Copart, Inc.(a)	558,660

	TOTAL COMMON STOCKS (Cost $199,191,100)	218,636,757

	EXCHANGE-TRADED FUND — 3.8%
	EQUITY - 3.8%
204,000	ProShares Ultra QQQ (Cost $10,012,116)	10,112,280

	TOTAL INVESTMENTS - 86.6% (Cost $209,203,216)	$ 228,749,037
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.4%	35,261,606
	NET ASSETS - 100.0%	$ 264,010,643

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	- Non-income producing security.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5%
	ADVERTISING & MARKETING - 0.1%
1,152	Omnicom Group, Inc.	$ 108,680
2,115	Trade Desk, Inc. (The), Class A(a)	128,824
		237,504
	AEROSPACE & DEFENSE - 1.3%
2,872	Boeing Company(a)	610,099
1,209	General Dynamics Corporation	275,906
1,830	Howmet Aerospace, Inc.	77,537
977	L3Harris Technologies, Inc.	191,726
1,339	Lockheed Martin Corporation	632,985
738	Northrop Grumman Corporation	340,749
7,713	Raytheon Technologies Corporation	755,334
235	Teledyne Technologies, Inc.(a)	105,130
1,048	Textron, Inc.	74,020
250	TransDigm Group, Inc.	184,263
		3,247,749
	APPAREL & TEXTILE PRODUCTS - 0.3%
6,299	NIKE, Inc., Class B	772,509
1,643	VF Corporation	37,641
		810,150
	ASSET MANAGEMENT - 0.8%
512	Ameriprise Financial, Inc.	156,928
2,138	Apollo Global Management, Inc.	135,036
705	BlackRock, Inc.	471,729
3,501	Blackstone, Inc.	307,528
8,014	Charles Schwab Corporation (The)	419,773
4,127	KKR & Company, Inc.	216,750
317	LPL Financial Holdings, Inc.	64,161
1,054	Raymond James Financial, Inc.	98,307
1,234	T Rowe Price Group, Inc.	139,319
		2,009,531
	AUTOMOTIVE - 1.8%
21,236	Ford Motor Company	267,574
6,633	General Motors Company	243,298
2,946	Rivian Automotive, Inc.(a)	45,604

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	AUTOMOTIVE - 1.8% (Continued)
12,545	Stellantis N.V.	$ 228,194
17,075	Tesla, Inc.(a)	3,542,379
		4,327,049
	BANKING - 2.5%
35,468	Bank of America Corporation	1,014,385
9,192	Citigroup, Inc.	431,013
2,346	Citizens Financial Group, Inc.	71,248
3,527	Fifth Third Bancorp	93,959
2,895	First Horizon Corporation	51,473
903	First Republic Bank	12,633
6,793	Huntington Bancshares, Inc.	76,082
20,951	JPMorgan Chase & Company	2,730,125
5,679	KeyCorporation	71,101
806	M&T Bank Corporation	96,373
2,240	PNC Financial Services Group, Inc. (The)	284,704
4,376	Regions Financial Corporation	81,219
289	SVB Financial Group(a)	262
6,573	Truist Financial Corporation	224,139
6,778	US Bancorp	244,347
18,214	Wells Fargo & Company	680,839
		6,163,902
	BEVERAGES - 1.3%
1,415	Brown-Forman Corporation, Class B	90,942
19,622	Coca-Cola Company (The)	1,217,153
751	Constellation Brands, Inc., Class A	169,643
4,073	Keurig Dr Pepper, Inc.	143,695
3,766	Monster Beverage Corporation(a)	203,402
7,021	PepsiCo, Inc.	1,279,929
		3,104,764
	BIOTECH & PHARMA - 5.3%
8,991	AbbVie, Inc.	1,432,896
619	Alnylam Pharmaceuticals, Inc.(a)	123,998
2,706	Amgen, Inc.	654,176
751	Biogen, Inc.(a)	208,801

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	BIOTECH & PHARMA - 5.3% (Continued)
863	BioMarin Pharmaceutical, Inc.(a)	$ 83,918
10,426	Bristol-Myers Squibb Company	722,626
6,025	Eli Lilly and Company	2,069,106
6,488	Gilead Sciences, Inc.	538,309
1,046	Horizon Therapeutics plc(a)	114,160
861	Incyte Corporation(a)	62,224
18,806	Johnson & Johnson	2,914,929
12,534	Merck & Company, Inc.	1,333,492
1,585	Moderna, Inc.(a)	243,424
28,896	Pfizer, Inc.	1,178,957
491	Regeneron Pharmaceuticals, Inc.(a)	403,440
1,848	Royalty Pharma plc, Class A	66,583
725	Seagen, Inc.(a)	146,791
1,153	Vertex Pharmaceuticals, Inc.(a)	363,276
6,279	Viatris, Inc.	60,404
2,220	Zoetis, Inc.	369,497
		13,091,007
	CABLE & SATELLITE - 0.4%
501	Charter Communications, Inc., Class A(a)	179,163
21,711	Comcast Corporation, Class A	823,063
548	Liberty Broadband Corporation - Series C(a)	44,772
		1,046,998
	CHEMICALS - 1.3%
1,098	Air Products and Chemicals, Inc.	315,357
586	Albemarle Corporation	129,529
377	Avery Dennison Corporation	67,457
1,127	CF Industries Holdings, Inc.	81,696
3,470	Corteva, Inc.	209,276
3,769	Dow, Inc.	206,617
2,277	DuPont de Nemours, Inc.	163,420
1,272	Ecolab, Inc.	210,554
560	FMC Corporation	68,393
1,248	International Flavors & Fragrances, Inc.	114,766
1,316	LyondellBasell Industries N.V., Class A	123,559

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	CHEMICALS - 1.3% (Continued)
1,549	Mosaic Company (The)	$ 71,068
2,492	New Linde plc	885,757
1,128	PPG Industries, Inc.	150,678
560	RPM International, Inc.	48,854
1,180	Sherwin-Williams Company (The)	265,229
		3,112,210
	COMMERCIAL SUPPORT SERVICES - 0.3%
433	Cintas Corporation	200,340
963	Republic Services, Inc.	130,217
2,033	Waste Management, Inc.	331,725
		662,282
	CONSTRUCTION MATERIALS - 0.1%
302	Carlisle Companies, Inc.	68,273
338	Martin Marietta Materials, Inc.	120,010
662	Vulcan Materials Company	113,573
		301,856
	CONTAINERS & PACKAGING - 0.1%
1,679	Ball Corporation	92,530
548	Crown Holdings, Inc.	45,325
1,937	International Paper Company	69,848
546	Packaging Corp of America	75,801
		283,504
	DATA CENTER REIT - 0.2%
1,339	Digital Realty Trust, Inc.	131,637
436	Equinix, Inc.	314,373
		446,010
	DIVERSIFIED INDUSTRIALS - 1.0%
2,932	3M Company	308,183
678	Dover Corporation	103,015
1,985	Eaton Corp plc	340,110
3,231	Emerson Electric Company	281,549
5,181	General Electric Company	495,304
3,501	Honeywell International, Inc.	669,111

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.0% (Continued)
1,362	Illinois Tool Works, Inc.	$ 331,579
		2,528,851
	E-COMMERCE DISCRETIONARY - 2.7%
62,295	Amazon.com, Inc.(a)	6,434,450
2,602	eBay, Inc.	115,451
726	Etsy, Inc.(a)	80,826
		6,630,727
	ELECTRIC UTILITIES - 1.9%
3,520	AES Corporation (The)	84,762
1,320	Alliant Energy Corporation	70,488
1,368	Ameren Corporation	118,182
2,563	American Electric Power Company, Inc.	233,207
3,136	CenterPoint Energy, Inc.	92,387
1,548	CMS Energy Corporation	95,016
1,776	Consolidated Edison, Inc.	169,910
1,748	Constellation Energy Corporation	137,218
3,820	Dominion Energy, Inc.	213,576
1,039	DTE Energy Company	113,812
3,910	Duke Energy Corporation	377,198
1,785	Edison International	126,003
1,101	Entergy Corporation	118,622
1,175	Evergy, Inc.	71,816
1,754	Eversource Energy	137,268
5,053	Exelon Corporation	211,670
2,807	FirstEnergy Corporation	112,448
9,601	NextEra Energy, Inc.	740,046
7,579	PG&E Corporation(a)	122,552
3,996	PPL Corporation	111,049
2,725	Public Service Enterprise Group, Inc.	170,176
1,669	Sempra Energy	252,286
5,605	Southern Company (The)	389,996
1,533	WEC Energy Group, Inc.	145,313
2,755	Xcel Energy, Inc.	185,797
		4,600,798

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
1,183	AMETEK, Inc.	$ 171,925
3,060	Amphenol Corporation, Class A	250,064
4,416	Carrier Global Corporation	202,032
1,778	Fortive Corporation	121,206
314	Hubbell, Inc.	76,399
3,595	Johnson Controls International plc	216,491
925	Keysight Technologies, Inc.(a)	149,369
2,040	Otis Worldwide Corporation	172,176
613	Rockwell Automation, Inc.	179,885
543	Roper Technologies, Inc.	239,295
1,244	Trane Technologies PLC	228,871
1,313	Trimble, Inc.(a)	68,827
		2,076,540
	ENGINEERING & CONSTRUCTION - 0.1%
588	Jacobs Solutions, Inc.	69,096
659	Quanta Services, Inc.	109,816
		178,912
	ENTERTAINMENT CONTENT - 0.7%
3,506	Activision Blizzard, Inc.	300,079
1,343	Electronic Arts, Inc.	161,764
2,442	Paramount Global, Class B	54,481
1,433	ROBLOX Corporation, Class A(a)	64,456
689	Take-Two Interactive Software, Inc.(a)	82,198
8,686	Walt Disney Company (The)(a)	869,729
11,598	Warner Bros Discovery, Inc.(a)	175,130
		1,707,837
	FOOD - 0.7%
2,457	Conagra Brands, Inc.	92,285
738	Darling Ingredients, Inc.(a)	43,099
3,018	General Mills, Inc.	257,918
765	Hershey Company (The)	194,624
1,600	Hormel Foods Corporation	63,808
469	J M Smucker Company (The)	73,807
1,403	Kellogg Company	93,945

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	FOOD - 0.7% (Continued)
4,142	Kraft Heinz Company (The)	$ 160,171
737	Lamb Weston Holdings, Inc.	77,031
1,229	McCormick & Company, Inc.	102,265
6,961	Mondelez International, Inc., Class A	485,321
1,491	Tyson Foods, Inc., Class A	88,446
		1,732,720
	GAMING REIT - 0.1%
5,055	VICI Properties, Inc.	164,894

	GAS & WATER UTILITIES - 0.1%
932	American Water Works Company, Inc.	136,529
637	Atmos Energy Corporation	71,573
		208,102
	HEALTH CARE FACILITIES & SERVICES - 2.6%
721	AmerisourceBergen Corporation	115,439
1,233	Cardinal Health, Inc.	93,092
1,004	Catalent, Inc.(a)	65,973
2,826	Centene Corporation(a)	178,631
303	Charles River Laboratories International, Inc.(a)	61,151
1,516	Cigna Group (The)	387,383
6,449	CVS Health Corporation	479,225
1,192	Elevance Health, Inc.	548,095
1,112	HCA Healthcare, Inc.	293,212
624	Humana, Inc.	302,927
856	IQVIA Holdings, Inc.(a)	170,250
470	Laboratory Corp of America Holdings	107,827
686	McKesson Corporation	244,250
315	Molina Healthcare, Inc.(a)	84,259
652	Quest Diagnostics, Inc.	92,245
6,703	UnitedHealth Group, Inc.	3,167,772
		6,391,731
	HEALTH CARE REIT - 0.1%
2,648	Healthpeak Properties, Inc.	58,177
1,943	Ventas, Inc.	84,229

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	HEALTH CARE REIT - 0.1% (Continued)
2,306	Welltower, Inc.	$ 165,317
		307,723
	HOME CONSTRUCTION - 0.2%
1,518	DR Horton, Inc.	148,294
1,229	Lennar Corporation, Class A	129,180
1,434	Masco Corporation	71,298
14	NVR, Inc.(a)	78,011
		426,783
	HOTEL REITS - 0.0%(b)
4,161	Host Hotels & Resorts, Inc.	68,615

	HOUSEHOLD PRODUCTS - 1.5%
1,165	Church & Dwight Company, Inc.	102,998
669	Clorox Company (The)	105,863
4,044	Colgate-Palmolive Company	303,906
1,091	Estee Lauder Companies, Inc. (The), Class A	268,888
1,606	Kimberly-Clark Corporation	215,557
17,430	Procter & Gamble Company (The)	2,591,666
		3,588,878
	INDUSTRIAL REIT - 0.2%
4,408	Prologis, Inc.	549,987

	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,941	Fastenal Company	158,638
373	United Rentals, Inc.	147,618
207	WW Grainger, Inc.	142,584
		448,840
	INFRASTRUCTURE REIT - 0.4%
2,294	American Tower Corporation	468,756
2,089	Crown Castle, Inc.	279,592
561	SBA Communications Corporation, A	146,460
		894,808
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
3,395	Bank of New York Mellon Corporation (The)	154,269

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.9% (Continued)
583	Cboe Global Markets, Inc.	$ 78,262
1,761	CME Group, Inc.	337,267
1,774	Goldman Sachs Group, Inc. (The)	580,294
2,646	Intercontinental Exchange, Inc.	275,951
6,273	Morgan Stanley	550,769
1,523	Nasdaq, Inc.	83,262
1,034	Northern Trust Corporation	91,126
1,784	State Street Corporation	135,031
		2,286,231
	INSURANCE - 2.8%
2,982	Aflac, Inc.	192,399
1,517	Allstate Corporation (The)	168,099
3,809	American International Group, Inc.	191,821
980	Aon PLC, CLASS A	308,984
1,869	Arch Capital Group Ltd.(a)	126,849
986	Arthur J Gallagher & Company	188,632
1	Berkshire Hathaway, Inc., Class A(a)	465,600
9,382	Berkshire Hathaway, Inc., Class B(a)	2,896,879
1,177	Brown & Brown, Inc.	67,583
1,939	Chubb Ltd.	376,515
685	Cincinnati Financial Corporation	76,775
1,581	Hartford Financial Services Group, Inc. (The)	110,180
69	Markel Corporation(a)	88,141
2,530	Marsh & McLennan Companies, Inc.	421,372
3,043	MetLife, Inc.	176,311
1,366	Principal Financial Group, Inc.	101,521
2,982	Progressive Corporation (The)	426,605
1,935	Prudential Financial, Inc.	160,102
1,155	Travelers Companies, Inc. (The)	197,979
1,010	W R Berkley Corporation	62,883
566	Willis Towers Watson plc	131,527
		6,936,757
	INTERNET MEDIA & SERVICES - 5.7%
1,668	Airbnb, Inc., CLASS A(a)	207,499

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	INTERNET MEDIA & SERVICES - 5.7% (Continued)
42,093	Alphabet, Inc., Class A(a)	$ 4,366,308
37,725	Alphabet, Inc., Class C(a)	3,923,401
198	Booking Holdings, Inc.(a)	525,177
1,321	DoorDash, Inc., Class A(a)	83,963
686	Expedia Group, Inc.(a)	66,563
613	GoDaddy, Inc., Class A(a)	47,642
1,524	Match Group, Inc.(a)	58,506
15,831	Meta Platforms, Inc., Class A(a)	3,355,222
2,205	Netflix, Inc.(a)	761,783
2,753	Pinterest, Inc., Class A(a)	75,074
5,049	Snap, Inc., Class A(a)	56,599
9,082	Uber Technologies, Inc.(a)	287,899
447	VeriSign, Inc.(a)	94,465
		13,910,101
	LEISURE FACILITIES & SERVICES - 1.2%
127	Chipotle Mexican Grill, Inc.(a)	216,953
649	Darden Restaurants, Inc.	100,699
205	Domino's Pizza, Inc.	67,623
1,412	Hilton Worldwide Holdings, Inc.	198,908
1,728	Las Vegas Sands Corporation(a)	99,274
646	Live Nation Entertainment, Inc.(a)	45,220
1,341	Marriott International, Inc., Class A	222,660
3,624	McDonald's Corporation	1,013,306
1,883	MGM Resorts International	83,643
1,160	Royal Caribbean Cruises Ltd.(a)	75,748
5,612	Starbucks Corporation	584,378
1,479	Yum! Brands, Inc.	195,346
		2,903,758
	MACHINERY - 0.7%
2,663	Caterpillar, Inc.	609,402
1,414	Deere & Company	583,812
406	IDEX Corporation	93,798
2,141	Ingersoll Rand, Inc.	124,563
626	Parker-Hannifin Corporation	210,405

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	MACHINERY - 0.7% (Continued)
824	Stanley Black & Decker, Inc.	$ 66,398
842	Xylem, Inc.	88,157
		1,776,535
	MEDICAL EQUIPMENT & DEVICES - 3.1%
8,493	Abbott Laboratories	860,002
143	ABIOMED, Inc. - CVR(a)(c)	–
1,540	Agilent Technologies, Inc.	213,044
399	Align Technology, Inc.(a)	133,322
3,182	Avantor, Inc.(a)	67,267
2,695	Baxter International, Inc.	109,309
1,400	Becton Dickinson and Company	346,556
892	Bio-Techne Corporation	66,177
6,802	Boston Scientific Corporation(a)	340,304
281	Cooper Companies, Inc. (The)	104,914
3,247	Danaher Corporation	818,374
2,000	DexCom, Inc.(a)	232,360
3,047	Edwards Lifesciences Corporation(a)	252,078
1,916	GE HealthCare Technologies, Inc.(a)	157,169
1,205	Hologic, Inc.(a)	97,244
404	IDEXX Laboratories, Inc.(a)	202,032
828	Illumina, Inc.(a)	192,551
331	Insulet Corporation(a)	105,576
1,771	Intuitive Surgical, Inc.(a)	452,437
6,648	Medtronic plc	535,962
109	Mettler-Toledo International, Inc.(a)	166,793
716	PerkinElmer, Inc.	95,414
619	ResMed, Inc.	135,555
484	STERIS plc	92,580
1,690	Stryker Corporation	482,444
1,913	Thermo Fisher Scientific, Inc.	1,102,597
288	Waters Corporation(a)	89,173
375	West Pharmaceutical Services, Inc.	129,926
973	Zimmer Biomet Holdings, Inc.	125,712
		7,706,872

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	METALS & MINING - 0.2%
7,102	Freeport-McMoRan, Inc.	$ 290,543
4,149	Newmont Corporation	203,384
		493,927
	MULTI ASSET CLASS REIT - 0.0%(b)
862	WP Carey, Inc.	66,762

	OFFICE REIT - 0.0%(b)
761	Alexandria Real Estate Equities, Inc.	95,574
669	Boston Properties, Inc.	36,206
		131,780
	OIL & GAS PRODUCERS - 3.8%
1,628	APA Corporation	58,706
1,115	Cheniere Energy, Inc.	175,724
541	Chesapeake Energy Corporation	41,138
13,340	Chevron Corporation	2,176,554
6,458	ConocoPhillips	640,698
3,825	Coterra Energy, Inc.	93,866
3,026	Devon Energy Corporation	153,146
823	Diamondback Energy, Inc.	111,245
2,750	EOG Resources, Inc.	315,233
1,398	EQT Corporation	44,610
29,669	Exxon Mobil Corporation	3,253,503
1,260	Hess Corporation	166,748
10,121	Kinder Morgan, Inc.	177,219
3,516	Marathon Oil Corporation	84,243
2,541	Marathon Petroleum Corporation	342,603
4,397	Occidental Petroleum Corporation	274,505
2,060	ONEOK, Inc.	130,892
1,478	Ovintiv, Inc.	53,326
2,301	Phillips 66	233,275
1,120	Pioneer Natural Resources Company	228,749
964	Targa Resources Corporation	70,324
1,922	Valero Energy Corporation	268,311

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	OIL & GAS PRODUCERS - 3.8% (Continued)
5,971	Williams Companies, Inc. (The)	$ 178,294
		9,272,912
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
4,625	Baker Hughes Company	133,478
4,087	Halliburton Company	129,313
6,682	Schlumberger Ltd	328,085
		590,876
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
34	Texas Pacific Land Corporation	57,835

	REAL ESTATE SERVICES - 0.0%(b)
1,423	CBRE Group, Inc., Class A(a)	103,608

	RENEWABLE ENERGY - 0.1%
681	Enphase Energy, Inc.(a)	143,201
412	First Solar, Inc.(a)	89,610
2,985	Plug Power, Inc.(a)	34,984
		267,795
	RESIDENTIAL REIT - 0.3%
700	AvalonBay Communities, Inc.	117,642
613	Camden Property Trust	64,267
1,939	Equity Residential	116,340
328	Essex Property Trust, Inc.	68,598
3,034	Invitation Homes, Inc.	94,752
599	Mid-America Apartment Communities, Inc.	90,473
640	Sun Communities, Inc.	90,163
1,768	UDR, Inc.	72,594
		714,829
	RETAIL - CONSUMER STAPLES - 1.3%
2,207	Costco Wholesale Corporation	1,096,592
1,155	Dollar General Corporation	243,081
1,003	Dollar Tree, Inc.(a)	143,981
3,189	Kroger Company (The)	157,441
2,234	Target Corporation	370,017

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3% (Continued)
3,338	Walgreens Boots Alliance, Inc.	$ 115,428
7,206	Walmart, Inc.	1,062,525
		3,189,065
	RETAIL - DISCRETIONARY - 1.8%
325	Advance Auto Parts, Inc.	39,523
101	AutoZone, Inc.(a)	248,273
1,157	Best Buy Company, Inc.	90,558
715	Genuine Parts Company	119,627
7,449	Home Depot, Inc. (The)	2,198,349
3,096	Lowe's Companies, Inc.	619,107
321	O'Reilly Automotive, Inc.(a)	272,523
1,631	Ross Stores, Inc.	173,098
5,641	TJX Companies, Inc. (The)	442,029
555	Tractor Supply Company	130,447
240	Ulta Beauty, Inc.(a)	130,961
		4,464,495
	RETAIL REIT - 0.2%
3,331	Kimco Realty Corporation	65,054
2,851	Realty Income Corporation	180,525
1,555	Simon Property Group, Inc.	174,113
		419,692
	SELF-STORAGE REIT - 0.1%
627	Extra Space Storage, Inc.	102,157
742	Public Storage	224,188
		326,345
	SEMICONDUCTORS - 4.7%
7,939	Advanced Micro Devices, Inc.(a)	778,101
2,589	Analog Devices, Inc.	510,603
4,347	Applied Materials, Inc.	533,942
1,925	Broadcom, Inc.	1,234,964
616	Entegris, Inc.	50,518
20,763	Intel Corporation	678,327
747	KLA Corporation	298,180
670	Lam Research Corporation	355,180

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
4,189	Marvell Technology, Inc.	$ 181,384
2,611	Microchip Technology, Inc.	218,750
5,543	Micron Technology, Inc.	334,465
244	Monolithic Power Systems, Inc.	122,132
15,786	NVIDIA Corporation	4,384,876
2,191	ON Semiconductor Corporation(a)	180,363
5,388	QUALCOMM, Inc.	687,401
704	Skyworks Solutions, Inc.	83,058
752	Teradyne, Inc.	80,848
4,680	Texas Instruments, Inc.	870,527
606	Wolfspeed, Inc.(a)	39,360
		11,622,979
	SOFTWARE – 9.0%
2,279	Adobe, Inc.(a)	878,258
814	Akamai Technologies, Inc.(a)	63,736
473	ANSYS, Inc.(a)	157,414
638	Atlassian Corp plc, CLASS A(a)	109,206
1,082	Autodesk, Inc.(a)	225,229
459	BILL Holdings, Inc.(a)	37,243
1,236	Cadence Design Systems, Inc.(a)	259,671
1,088	Cloudflare, Inc., Class A(a)	67,086
949	Crowdstrike Holdings, Inc., Class A(a)	130,260
1,382	Datadog, Inc., Class A(a)	100,416
3,424	Fortinet, Inc.(a)	227,559
2,135	Gen Digital, Inc.	36,637
228	HubSpot, Inc.(a)	97,755
1,349	Intuit, Inc.	601,425
52,206	Microsoft Corporation	15,050,990
363	MongoDB, Inc.(a)	84,623
7,683	Oracle Corporation	713,904
10,389	Palantir Technologies, Inc., Class A(a)	87,787
1,343	Palo Alto Networks, Inc.(a)	268,251
230	Paycom Software, Inc.(a)	69,922
553	PTC, Inc.(a)	70,911

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	SOFTWARE – 9.0% (Continued)
4,761	Salesforce, Inc.(a)	$ 951,153
897	ServiceNow, Inc.(a)	416,854
1,371	Snowflake, Inc.(a)	211,532
810	Splunk, Inc.(a)	77,663
844	SS&C Technologies Holdings, Inc.	47,661
705	Synopsys, Inc.(a)	272,306
903	Twilio, Inc., Class A(a)	60,167
235	Tyler Technologies, Inc.(a)	83,340
737	Veeva Systems, Inc., Class A(a)	135,453
1,149	VMware, Inc., Class A(a)	143,453
1,002	Workday, Inc., Class A(a)	206,953
1,059	Zoom Video Communications, Inc., Class A(a)	78,197
1,813	ZoomInfo Technologies, Inc., Class A(a)	44,799
425	Zscaler, Inc.(a)	49,653
		22,117,467
	SPECIALTY FINANCE - 0.4%
2,920	American Express Company	481,654
1,984	Capital One Financial Corporation	190,781
1,455	Discover Financial Services	143,812
2,244	Synchrony Financial	65,256
		881,503
	SPECIALTY REITS - 0.0%(b)
1,365	Iron Mountain, Inc.	72,222

	STEEL - 0.1%
1,250	Nucor Corporation	193,087
880	Steel Dynamics, Inc.	99,493
		292,580
	TECHNOLOGY HARDWARE - 8.4%
111,709	Apple, Inc.	18,420,813
1,251	Arista Networks, Inc.(a)	209,993
19,248	Cisco Systems, Inc.	1,006,189
3,981	Corning, Inc.	140,450
746	Garmin Ltd.	75,286

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	TECHNOLOGY HARDWARE - 8.4% (Continued)
7,476	Hewlett Packard Enterprise Company	$ 119,093
5,239	HP, Inc.	153,765
831	Motorola Solutions, Inc.	237,774
1,098	NetApp, Inc.	70,107
821	Seagate Technology Holdings plc	54,285
1,283	Western Digital Corporation(a)	48,331
244	Zebra Technologies Corporation, Class A(a)	77,592
		20,613,678
	TECHNOLOGY SERVICES - 4.4%
3,257	Accenture PLC, Class A	930,883
2,133	Automatic Data Processing, Inc.	474,870
2,694	Block, Inc., Class A(a)	184,943
758	Booz Allen Hamilton Holding Corporation	70,259
494	Broadridge Financial Solutions, Inc.	72,406
598	CDW Corporation	116,544
2,727	Cognizant Technology Solutions Corporation, Class A	166,156
2,131	CoStar Group, Inc.(a)	146,719
278	EPAM Systems, Inc.(a)	83,122
550	Equifax, Inc.	111,562
166	FactSet Research Systems, Inc.	68,905
3,100	Fidelity National Information Services, Inc.	168,423
2,995	Fiserv, Inc.(a)	338,525
374	FleetCor Technologies, Inc.(a)	78,858
359	Gartner, Inc.(a)	116,951
1,318	Global Payments, Inc.	138,706
4,522	International Business Machines Corporation	592,789
399	Jack Henry & Associates, Inc.	60,137
740	Leidos Holdings, Inc.	68,124
6,157	Mastercard, Inc., Class A	2,237,515
758	Moody's Corporation	231,963
379	MSCI, Inc.	212,123
1,618	Paychex, Inc.	185,407
5,888	PayPal Holdings, Inc.(a)	447,135
1,647	S&P Global, Inc.	567,836

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	TECHNOLOGY SERVICES - 4.4% (Continued)
1,085	TransUnion	$ 67,422
787	Verisk Analytics, Inc.	150,994
11,583	Visa, Inc., Class A	2,611,504
		10,700,781
	TELECOMMUNICATIONS - 0.8%
36,271	AT&T, Inc.	698,217
3,096	T-Mobile US, Inc.(a)	448,425
21,421	Verizon Communications, Inc.	833,062
		1,979,704
	TIMBER REIT - 0.0%(b)
3,804	Weyerhaeuser Company	114,615

	TOBACCO & CANNABIS - 0.5%
9,044	Altria Group, Inc.	403,543
7,657	Philip Morris International, Inc.	744,644
		1,148,187
	TRANSPORTATION & LOGISTICS - 1.2%
511	CH Robinson Worldwide, Inc.	50,778
11,144	CSX Corporation	333,651
3,129	Delta Air Lines, Inc.(a)	109,265
891	Expeditors International of Washington, Inc.	98,117
1,150	FedEx Corporation	262,764
384	JB Hunt Transport Services, Inc.	67,377
1,225	Norfolk Southern Corporation	259,700
450	Old Dominion Freight Line, Inc.	153,378
2,622	Southwest Airlines Company	85,320
3,180	Union Pacific Corporation	640,006
1,502	United Airlines Holdings, Inc.(a)	66,464
3,796	United Parcel Service, Inc., Class B	736,385
		2,863,205
	TRANSPORTATION EQUIPMENT - 0.2%
691	Cummins, Inc.	165,066
2,508	PACCAR, Inc.	183,586

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	TRANSPORTATION EQUIPMENT - 0.2% (Continued)
939	Westinghouse Air Brake Technologies Corporation	$ 94,895
		443,547
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,761	Archer-Daniels-Midland Company	219,942
722	Bunge Ltd.	68,965
2,458	Sysco Corporation	189,831
		478,738
	WHOLESALE - DISCRETIONARY - 0.1%
2,270	Copart, Inc.(a)	170,727
1,283	LKQ Corporation	72,823
201	Pool Corporation	68,830
		312,380

	TOTAL COMMON STOCKS (Cost $192,504,510)	200,613,023

	EXCHANGE-TRADED FUND — 8.2%
	EQUITY - 8.2%
251,500	Direxion Daily S&P 500 Bull 2X Shares (Cost $19,969,075)	20,125,030

	TOTAL INVESTMENTS - 89.7% (Cost $212,473,585)	$ 220,738,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3%	25,241,379
	NET ASSETS - 100.0%	$ 245,979,432

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.
(b)	- Percentage rounds to less than 0.1%.
(c)	- Illiquid security. Total fair value of these securities as of March 31, 2023 was $0, representing 0% of Net Assets.